As filed with the Securities and Exchange Commission on April 27, 2021

Securities Act File No. 333-

Investment Company Act File No. 811-23627

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 6

Nuveen Core Plus Impact Fund

Exact Name of Registrant as Specified in Declaration of Trust

333 West Wacker Drive, Chicago, Illinois 60606

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 257-8787

Registrant’s Telephone Number, including Area Code

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service.

Copies of Communications to:

David P. Glatz	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive Suite 1601 Chicago, Illinois 60606	Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103

Eric F. Fess	Kevin T. Hardy
Chapman and Cutler LLP 111 West Monroe Chicago, Illinois 60603	Skadden, Arps, Slate, Meagher & Flom LLP 155 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

☒	this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-251817.

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered		Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(3)
Common Shares, $0.01 par value	1,812,500	(2)	$20.00	$36,250,000	$3,955

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	All of which may be purchased pursuant to an over-allotment option of Shares granted by the Registrant to the Underwriters.
(3)	Previously paid.

EXPLANATORY NOTE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-251817) filed by Nuveen Core Plus Impact Fund (the “Registrant”) with the Securities and Exchange Commission, as amended, declared effective on April 27, 2021, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act have been filed with the Registrant’s Registration Statement on Form N-2 (Reg. No. 333-251817) and are incorporated herein by reference.

2.	Exhibits:

a.1	Declaration of Trust dated December 3, 2020 is incorporated by reference to the initial Registration Statement filed on December 30, 2020, on Form N-2 for Registrant.

a.2	Amendment to the Declaration of Trust, dated December 18, 2020 is incorporated by reference to the initial Registration Statement filed on December 30, 2020, on Form N-2 for Registrant.

b.	By-laws of Registrant is incorporated by reference to the initial Registration Statement filed on December 30, 2020, on Form N-2 for Registrant.

c.	None.

d.	None.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

f.	None.

g.1	Investment Management Agreement dated March 15, 2021 is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

g.2	Sub-Advisory Agreement dated March 15, 2021 is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

g.3	Investment Management Agreement dated April 22, 2021 between Nuveen Asset Management LLC and Core Plus Impact Fund Ltd. is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.1	Form of Underwriting Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant. (1)

h.2	Specimen Dealer Letter Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant. (1)

h.3	Specimen Nuveen Master Selected Dealer Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant. (1)

h.4	Specimen UBS Securities LLC Master Selected Dealers Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant. (1)

h.5	Specimen UBS Securities LLC Master Agreement Among Underwriters is incorporated by reference to the Registration Statement filed on April 26, 2021, on gForm N-2 for the Registrant.

h.6	Form of UBS Securities LLC Structuring Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.7	Form of BofA Securities, Inc. Structuring Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.8	Form of Wells Fargo Securities, LLC Structuring Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.9	Form of RBC Capital Markets, LLC Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.10	Form of Stifel, Nicolaus & Company, Incorporated Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

h.11	Form of Qualifying Underwriter Structuring Fee Agreement is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees, as amended and restated May 8, 2020 is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

j.1	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated July 15, 2015 (the “Custodian Agreement”) is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

j.2	Appendix A to Custodian Agreement dated April 26, 2021 is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

k.1	Transfer Agency and Service Agreement between Registrant and Computershare Inc. and Computershare Trust Company, N.A. dated June 15, 2017 (the “Transfer Agency Agreement”) is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

k.2	Schedule A to the Transfer Agency Agreement dated April 12, 2021 is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

l.1	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

l.2	Opinion and Consent of Morgan, Lewis & Bockius LLP.

m.	Not Applicable.

n.	Consent of PricewaterhouseCoopers LLP.

o.	None.

p.	Subscription Agreement of Nuveen Fund Advisors dated March 15, 2021 is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

q.	None.

r.1	Code of Ethics and Reporting Requirements of Nuveen (including affiliated entities) and the Nuveen Funds, as amended August 13, 2020 is incorporated by reference to the Registration Statement filed on March 25, 2021, on Form N-2 for Registrant.

r.2	Code of Ethics for the Independent Trustees of the Nuveen Funds is incorporated by reference to the Registration Statement filed on April 26, 2021, on Form N-2 for the Registrant.

s.	Powers of Attorney.

(1)	Specimen agreement between principal underwriters and dealers filed pursuant to Item 25(2)(h) of the instructions to Form N-2.

Item 26: Marketing Arrangements

Reference is made to the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement.

See Paragraph e of the Specimen Dealer Letter Agreement filed as Exhibit h.2 to this Registration Statement.

See Sections 2 and 3 of the Specimen Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to this Registration Statement.

See the Introductory Paragraph and Sections 2, 3 and 4 of the Specimen UBS Securities LLC Master Selected Dealers Agreement filed as Exhibit h.4 to this Registration Statement.

See the Introductory Paragraph and Sections 2, 3, 4, 5, 6, 10, 11 and 12 of the Specimen UBS Securities LLC Master Agreement Among Underwriters filed as Exhibit h.5 to this Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$21,820
Financial Industry Regulatory Authority fees	$30,500
Promotion	$150,000
Printing and engraving expenses	$165,000
Legal Fees	$375,000
Exchange listing fees	$20,000
Audit	$27,000
Miscellaneous expenses	$10,680

Total	$800,000

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At April 26, 2021:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	1

Item 30: Indemnification

Section 4 of Article XII of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by joint errors and omissions insurance policies against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, subject to such policies’ coverage limits, exclusions and deductibles.

Section 9 of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Adviser and Subadviser

(a) Nuveen Fund Advisors manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors or Nuveen Asset Management, LLC (“Nuveen Asset Management”) who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Oluseun Salami, Executive Vice President and Chief Financial Officer

Director (since 2020) NIS/R&T, Inc.; Senior Vice President and Chief Financial Officer, Nuveen Alternative Advisors LLC (since 2020), Nuveen, LLC (since 2020), Teachers Advisors, LLC (since 2020), TIAA-CREF Asset Management LLC (since 2020) and TIAA-CREF Investment Management, LLC (since 2020); Senior Vice President, Chief Financial Officer, Business Finance and Planning (since 2020) Chief Accounting Officer (2019), Senior Vice President, Corporate Controller (2018-2020), Teachers Insurance and Annuity Association of America, Senior Vice President, Corporate Controller, College Retirement Equities Fund, TIAA Board of Overseers, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds (2018-2020).

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years

Erik Mogavero, Managing Director and Chief Compliance Officer

Formerly employed by Deutsche Bank (2013- August 2017) as Managing Director, Head of Asset Management and Wealth Management Compliance for the Americas region and Chief Compliance Officer of Deutsche Investment Management Americas.

Michael A. Perry, Executive Vice President

Co-Chief Executive Officer (since April 2019), formerly, Executive Vice President (2017-2019), formerly, Managing Director (2015-2017) of Nuveen Securities, LLC; and Executive Vice President (since 2017) of Nuveen Alternative Investments, LLC.

Megan Sendlak, Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Asset Management, LLC, Nuveen Investments, Inc., Teachers Advisors, LLC, and TIAA-CREF Investment Management, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Vice President and Assistant Controller (since 2019) of NIS/R&T, INC., NWQ Investment Management Company, LLC and Santa Barbara Asset Management, LLC.

Nuveen Asset Management serves as investment sub-adviser to the Registrant and also serves as investment sub-adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the remaining senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

Name and Position with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
William T. Huffman, President	None

Stuart J. Cohen, Managing Director and Head of Legal	Managing Director and Assistant Secretary (since 2002) of Nuveen Securities, LLC; Managing Director (since 2007) and Assistant Secretary (since 2003) of Nuveen Fund Advisors, LLC.

Travis M. Pauley, Managing Director and Chief Compliance Officer	Regional Head of Compliance and Regulatory Legal (2013-2020) of AXA Investment Managers.

Megan Sendlak, Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Investments, Inc., Nuveen Fund Advisors, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Vice President and Assistant Controller (since 2019) of NIS/R&T, INC., NWQ Investment Management Company, LLC and Santa Barbara Asset Management, LLC.

Item 32: Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-laws, minutes of Trustees’ and shareholders’ meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.

Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes that:

a. For the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.

The Registrant undertakes that insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

7.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 27th day of April, 2021.

NUVEEN CORE PLUS IMPACT FUND

/s/ Mark L. Winget
Mark L. Winget, Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ E. Scott Wickerham E. Scott Wickerham	Vice President and Controller (principal financial and accounting officer)	April 27, 2021

/s/ David J. Lamb David J. Lamb	Chief Administrative Officer (principal executive officer)	April 27, 2021

Terence J. Toth*	Chairman of the Board and Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee

Albin F. Moschner*	Trustee

John K. Nelson*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

Matthew Thornton III*	Trustee

Margaret L. Wolff*	Trustee

Robert L. Young*	Trustee

By:

         /s/ Mark L. Winget

         Mark L. Winget

         Attorney-in-Fact

April 27, 2021

*

The powers of attorney authorizing Mark L. Winget and Eric F. Fess, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed as exhibits to this Registration Statement.

INDEX TO EXHIBITS

l.1	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

l.2	Opinion and Consent of Morgan, Lewis & Bockius LLP

n.	Consent of PricewaterhouseCoopers LLP

s.	Powers of Attorney